Revenue from Contract with Customers (Details) - Schedule of Revenue from Contract with Customers - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Types services
Total revenue from contract with customers	$ 9,660,331	$ 9,771,496	$ 19,008,184	$ 50,630
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	9,660,331	9,771,496	19,008,184	50,630
Total	9,660,331	9,771,496	$ 19,008,184	$ 50,630
Subscription Income [Member]
Types services
Total revenue from contract with customers	6,760,470	7,100,862
Carriage/Placement fees [Member]
Types services
Total revenue from contract with customers	2,548,959	1,635,824
Advertisement Income [Member]
Types services
Total revenue from contract with customers	244,074	827,517
Telemedicine service charges [Member]
Types services
Total revenue from contract with customers
Device activation fees [Member]
Types services
Total revenue from contract with customers	$ 106,828	$ 207,293